SHAREHOLDERS’ EQUITY (Tables)	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Schedule of Shares Repurchased and Retired	Information about shares repurchased and retired was as follows for the years ended December 31, 2024, 2023 and 2022:

	Years Ended December 31,
	2024	2023	2022

	(in thousands, except per share amounts)

Number of shares repurchased and retired	12,730	4,065	23,266
Cost of shares repurchased, including commissions and applicable excise taxes	$1,565,688	$413,667	$2,929,814
Average cost per share	$123.00	$101.77	$125.93